Submission	Sep. 11, 2025
Submission [Line Items]
Central Index Key	0001849221
Registrant Name	Perfect Moment Ltd.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A